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                                FRONTEGRA FUNDS

                               SEMI-ANNUAL REPORT

                        Frontegra Total Return Bond Fund

                        FRONTEGRA ASSET MANAGEMENT, INC.

                                 April 30, 1998


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FRONTEGRA FUNDS

TABLE OF CONTENTS

Shareholder Letter                                                        1
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Investment Highlights                                                     2
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Schedule of Investments                                                   3
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Statement of Assets and Liabilities                                       6
---------------------------------------------------------------------------
Statement of Operations                                                   7
---------------------------------------------------------------------------
Statements of Changes in Net Assets                                       8
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Financial Highlights                                                      9
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Notes to Financial Statements                                            10
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This report is submitted for the general information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund. The Prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of the Fund. Please read the Prospectus carefully.

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FRONTEGRA FUNDS

DEAR FELLOW SHAREHOLDERS:

April 30 marked the halfway point in the Total Return Bond Fund's fiscal year. Performance over the last six months was mixed, with relatively weak results in the last few months of 1997 followed by a strong rebound in the first four months of 1998. For the six month period, the Fund returned 3.07%, compared to 3.59% for the benchmark Lehman Brothers Aggregate Bond Index. At April 30, the NAV stood at $30.89 per share.

The bond market over the last six months has been characterized by tight yield spreads, a relatively flat yield curve, and turmoil in the Asian markets. Bond yields dropped late in 1997 to below 6% and have fluctuated in a narrow range since that time. Over this time period, the Federal Reserve has elected to leave short-term interest rates unchanged. The threat of inflation due to the strong economy and wage pressures seems to be offset by low reported inflation and the effects of Asian contraction.

Value added from our duration decision was modest due to the stability of interest rates. We reduced the Fund's duration late in 1997, reflecting the declining attractiveness of the market as interest rates fell. Since then we have maintained a near-benchmark duration, reflecting our view that currently there is average value in the market. Going forward, we expect steady to declining inflation as a result of continued restrictive monetary policy. We also expect to see some steepening of the yield curve, which is relatively flat by historical standards.

Bond selection had the most significant impact on the Fund's performance during the first six months of the fiscal year. The disarray in the Asian markets created some interesting opportunities in the dollar-denominated Yankee markets for several Asian issuers. Although we were early in several positions, which negatively impacted performance late in 1997, the positions snapped back in the early part of 1998.

As a result of the tight spreads in most sectors, the Fund has a higher than normal allocation to U.S. Treasury securities (34% of the portfolio). Mortgage exposure remains low (9%) due to unfavorable prepayment risk, while corporate bonds now make up 45% of the Fund.

Although there has not been a great amount of opportunity in the bond market recently given the relatively stable interest rate environment and tight spreads, we continue to actively seek specific opportunities to add value in the Fund.

In closing, we appreciate your support as shareholders in the Fund. We will continue to strive to produce strong results for our shareholders.

Sincerely,


/s/Thomas J. Holmberg, Jr.         /s/William D. Forsyth, III

Thomas J. Holmberg, Jr.            William D. Forsyth, III
Co-President                       Co-President

May 15, 1998


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FRONTEGRA FUNDS

INVESTMENT HIGHLIGHTS

GROWTH OF A $100,000 INVESTMENT

              FRONTEGRA TOTAL RETURN      LEHMAN BROTHERS
                    BOND FUND           AGGREGATE BOND INDEX
             -----------------------   ---------------------
11/25/96            100,000.00               100,000.00
 1/31/97             99,239.11                99,849.95
 4/30/97             98,362.46               100,471.36
 7/31/97            102,032.18               105,392.47
10/31/97            105,599.73               107,573.31
 1/31/98            107,761.11               110,557.97
 4/30/98            109,814.02               111,433.74



Portfolio Total Return
FOR THE PERIOD ENDED 4/30/98
------------------------------------
ONE YEAR                     10.50%

AVERAGE ANNUAL
SINCE COMMENCEMENT            7.19%
------------------------------------

This chart assumes an initial gross investment of $100,000 made on 11/25/96. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch IBCA, Inc., in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Price, coupon, paydown, and total return are reported for all sectors on a month-end to month-end basis. All returns are market value-weighted inclusive of accrued interest.

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FRONTEGRA FUNDS

Frontegra Total Return Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)

Principal Amount                                                      Value
---------------------------------------------------------------------------
            ASSET-BACKED SECURITIES  13.72%
$  900,000  Capita Equipment Receivables Trust
            SRS97-1, 6.19%, 2/15/02                              $  905,355
   984,999  Chase Commercial Mortgage Securities Corp.
            97-2-A1, 6.45%, 12/19/29                                989,923
    84,170  Green Tree Recreational 96-A-A1, 5.55%, 2/15/18          83,937
   250,000  Green Tree 95-7-A5, 6.95%, 11/25/26                     255,710
   200,000  Green Tree 95-9-193, 6.20%, 1/15/27                     201,046
   200,000  Green Tree 96-7-MI, 7.70%, 10/15/27                     213,730
   619,175  J.P. Morgan 1996-C2, 6.47%, 3/25/05                     627,762
   350,000  Lehman Trust 96-2-A3, 7.11%, 10/25/09                   357,686
   101,109  Mego 1996-2-A2, 7.275%, 2/25/18                         104,211
   350,000  Pru. Mtg. 1993-5-A4, 7.00%, 2/25/00                     351,435
   208,200  RTC 1991-6-A1, 6.92%, 5/25/19                           209,941
   139,561  RTC 1991-6-C1, 9.00%, 9/25/28                           146,387
   250,000  Sec. Pac. 1992-3-A3, 7.45%, 9/15/12                     255,642
   131,166  SASCO 1996-CFL-A-1C, 5.94%, 2/25/28                     130,653
 1,500,000  World Financial 1996-B, 6.95%, 4/15/06                1,558,095
                                                                 ----------

            TOTAL ASSET-BACKED SECURITIES
            (cost $6,331,212)                                     6,391,513
                                                                 ----------

            CORPORATE BONDS  44.94%
            Airlines  2.40%
   634,882  America West Airlines, Inc., 7.33%, 7/2/08              668,303
   400,000  Delta Air Lines, Inc., 9.75%, 6/1/03                    447,964
                                                                 ----------
                                                                  1,116,267
                                                                 ----------

            Financial  1.49%
   646,690  Midland Funding Corp., 10.33%, 7/23/02                  695,192
                                                                 ----------

            Forest Products & Paper  1.77%
   800,000  Boise Cascade Corp., 7.48%, 6/15/05                     823,640
                                                                 ----------

            Lodging  1.62%
   750,000  Hilton Hotels Corp., 7.00%, 7/15/04                     752,865
                                                                 ----------
            Oil & Gas  6.25%
   500,000  PDV America, Inc., 7.75%, 8/1/00                        510,605
   850,000  PDV America, Inc., 7.875%, 8/1/03                       877,481
   500,000  TE Products Pipeline Co., 7.51%, 1/15/28                493,390
 1,000,000  Transcontinental Gas Pipe Line Corp.,
            7.08%, 7/15/26                                        1,029,390
                                                                 ----------
                                                                  2,910,866
                                                                 ----------

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Total Return Bond Fund
SCHEDULE OF INVESTMENTS (continued)
April 30, 1998 (Unaudited)

Principal Amount                                                      Value
---------------------------------------------------------------------------
            Publishing  1.24%
$   500,000 News America Holdings, Inc., 8.50%, 2/23/25          $  576,705
                                                                 ----------

            Services  5.83%
   247,522  Federal Express Corp., 8.04%, 11/22/07                  269,823
   342,013  Federal Express Corp., 7.85%, 1/30/15                   367,380
   150,000  Federal Express Corp., 7.84%, 1/30/18                   159,441
 1,250,000  Loewen Group International, Inc., 7.50%, 4/15/01      1,267,338
   500,000  Service Corporation International, 6.30%, 3/15/03       496,430
   150,000  Service Corporation International, 7.00%, 6/1/15        154,310
                                                                 ----------
                                                                  2,714,722
                                                                 ----------

            Utilities  18.79%
 1,000,000  Atlantic City Electric, 6.46%, 4/1/02                 1,006,750
   400,000  Cleveland Electric Illuminating Co. (The),
            7.85%, 7/30/02                                          414,332
   500,000  Cleveland Electric Illuminating Co. (The),
            7.67%, 7/1/04                                           520,010
   150,000  Commonwealth Edison Co., MBIA, 8.25%, 10/1/06           166,713
   700,000  Commonwealth Edison Co., MBIA, 8.00%, 5/15/08           773,619
   650,000  Endesa, 7.325%, 2/1/37                                  655,239
   400,000  Hydro-Quebec, 8.05%, 7/7/24                             463,516
   500,000  Korea Electric Power Corp., 6.75%, 8/1/27               444,080
   400,000  Niagara Mohawk Power Corp., 7.375%, 8/1/03              410,704
   600,000  Niagara Mohawk Power Corp., 8.00%, 6/1/04               639,150
   687,000  North Atlantic Energy Corp., 9.05%, 6/1/02              693,829
   250,000  Sithe/Independence Funding, 8.50%, 6/30/07              273,305
   200,000  Sithe/Independence Funding, 9.00%, 12/30/13             233,350
 1,000,000  Utilicorp United Inc., 6.70%, 10/15/06                1,014,930
 1,000,000  Utilicorp United Inc. (AMBAC Insured),
            6.875%, 10/1/04                                       1,042,850
                                                                 ----------
                                                                  8,752,377
                                                                 ----------

            Waste Management  0.87%
    400,000 WMX Technologies, Inc., 7.10%, 8/1/26                   406,264
                                                                 ----------

            Yankee Bonds  4.68%
   700,000  Province of Quebec, 7.22%, 7/22/36                      784,091
   500,000  Republic of Argentina, Floating Rate, 8.726%, 4/10/05   502,500
   910,000  Republic of Korea, 8.875%, 4/15/08                      893,028
                                                                 ----------
                                                                  2,179,619
                                                                 ----------

            TOTAL CORPORATE BONDS
            (cost $20,734,798)                                   20,928,517
                                                                 ----------

See notes to financial statements.


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FRONTEGRA FUNDS

Principal Amount                                                      Value
---------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCIES  4.07%
 $ 515,000  Freddie Mac - GNMA, Series 20H, 5.50%, 10/25/23      $  469,139
   350,000  Freddie Mac - GNMA, Series 20L, 5.50%, 10/25/23         297,735
   244,304  Fannie Mae, Pool 73339, 6.18%, 1/1/03                   243,680
   289,318  Fannie Mae, Pool 160098, 7.91%, 3/1/04                  311,417
   177,678  Fannie Mae, Series 91-26G, 8.00%, 4/25/06               182,236
    85,000  Fannie Mae, Series 94-3PL, 5.50%, 1/25/24                77,586
    83,050  GNMA, Pool 36629, 9.50%, 10/15/09                        89,954
   210,626  GNMHB, Pool 331001, 8.25%, 7/15/07                      221,290
                                                                 ----------
            TOTAL U.S. GOVERNMENT AGENCIES
            (cost $1,820,236)                                     1,893,037
                                                                 ----------

            U.S. TREASURY OBLIGATIONS  33.62%
            U.S. Treasury Bonds  4.60%
 1,000,000  7.50%, 11/15/16                                       1,163,930
   950,000  6.25%, 8/15/23                                          976,828
                                                                 ----------
                                                                  2,140,758
                                                                 ----------

            U.S. Treasury Notes  29.02%
   450,000  6.375%, 1/15/99                                         452,889
 2,300,000  6.25%, 5/31/00                                        2,329,762
 3,610,000  5.75%, 10/31/00                                       3,622,455
   400,000  6.625%, 7/31/01                                         411,504
   250,000  6.375%, 9/30/01                                         255,540
 5,050,000  5.75%, 8/15/03                                        5,069,998
   250,000  6.50%, 8/15/05                                          261,007
 1,149,604  Inflationary Indexed, 3.375%, 1/15/07                 1,113,311
                                                                 ----------
                                                                 13,516,466
                                                                 ----------
            TOTAL U.S. TREASURY OBLIGATIONS
            (cost $15,534,124)                                   15,657,224
                                                                 ----------

            SHORT-TERM INVESTMENT  2.19%
 1,022,189  UMB Bank Money Market Fiduciary                       1,022,189
                                                                 ----------
            TOTAL SHORT-TERM INVESTMENT
            (cost $1,022,189)                                     1,022,189
                                                                 ----------
            TOTAL INVESTMENTS  98.54%
            (cost $45,442,559)                                   45,892,480
            Cash and Other Assets, less Liabilities  1.46%          681,436
                                                                 ----------
            NET ASSETS  100.00%                                 $46,573,916
                                                                ===========

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Total Return Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)

ASSETS:
Investments at value (cost $45,442,559)                         $45,892,480
Receivable for investments sold                                     181,825
Interest receivable                                                 706,101
Receivable from adviser                                              22,243
Deferred organizational costs, net                                   30,904
Other assets                                                          6,345
                                                                -----------
Total assets                                                     46,839,898
                                                                -----------

LIABILITIES:
Payable for investments purchased                                   206,344
Accrued investment advisory fee                                      32,648
Accrued expenses                                                     26,990
                                                                -----------
Total liabilities                                                   265,982
                                                                -----------
NET ASSETS                                                      $46,573,916
                                                                ===========

NET ASSETS CONSIST OF:
Paid in capital                                                 $45,570,319
Undistributed net investment income                                 239,837
Accumulated net realized gains on investments                       313,839
Net unrealized appreciation on investments                          449,921
                                                                -----------
NET ASSETS                                                      $46,573,916
                                                                ===========
CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                      100,000,000
Issued and outstanding                                            1,507,963
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE       $30.89
                                                                     ======

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Total Return Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 1998 (Unaudited)

INVESTMENT INCOME:
Interest                                                         $1,423,300
Earnings Credit                                                       3,597
                                                                -----------
                                                                  1,426,897
EXPENSES:
Investment advisory fees                                             90,448
Fund administration and accounting fees                              39,571
Shareholder servicing                                                 9,238
Legal fees                                                            5,580
Pricing                                                               5,541
Federal and state registration fees                                   5,347
Reports to shareholders                                               4,959
Amortization of organizational costs                                  4,373
Custody fees                                                          3,727
Insurance                                                             3,282
Audit fees                                                            3,214
Director's fees and expenses                                            496
Other                                                                   235
                                                                -----------
Total expenses before waiver                                        176,011
Waiver of expenses by adviser                                      (62,952)
                                                                -----------
NET EXPENSES                                                        113,059
                                                                --- ------
NET INVESTMENT INCOME                                             1,313,838
                                                                -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments                                   325,355
Change in net unrealized appreciation on investments              (209,840)
                                                                -----------
NET GAINS ON INVESTMENTS                                            115,515
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 1,429,353
                                                                ===========

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Total Return Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                          SIX MONTHS ENDED    PERIOD ENDED
                                           APRIL 30, 1998 OCTOBER 31, 1997<F1>
                                          --------------- --------------------
OPERATIONS:
Net investment income                       $1,313,838        $ 1,106,085
Net realized gains on investments              325,355             60,778
Change in net unrealized appreciation
  on investments                             (209,840)            659,761
                                          ------------       ------------
Net increase in net assets resulting
  from operations                            1,429,353          1,826,624
                                          ------------       ------------

DISTRIBUTIONS PAID FROM:
Net investment income                      (1,256,124)          (917,864)
Net realized gains on investments             (83,976)                  _
                                          ------------       ------------
Net decrease in net assets resulting
  from distributions paid                  (1,340,100)          (917,864)
                                          ------------       ------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                  9,731,428         37,210,071
Shares issued to holders in
  reinvestment of distributions              1,326,738            904,999
Shares redeemed                            (3,669,281)           (28,052)
                                          ------------       ------------
Net increase                                 7,388,885         38,087,018
                                          ------------       ------------

TOTAL INCREASE IN NET ASSETS                 7,478,138         38,995,778

NET ASSETS:
Beginning of period                         39,095,778            100,000
                                          ------------       ------------
End of period (includes undistributed net
  investment income of $239,837 and
  $183,488, respectively)                 $ 46,573,916       $ 39,095,778
                                          ============       ============


<F1> Commenced operations on November 25, 1996

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Total Return Bond Fund
FINANCIAL HIGHLIGHTS
(Unaudited)

                                         SIX MONTHS ENDED     PERIOD ENDED
                                          APRIL 30, 1998  OCTOBER 31, 1997<F1>
                                         ---------------- --------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $30.85            $30.00

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income                           0.85              1.37
Net realized and unrealized gains
  on investments                                0.08              0.70
                                             -------           -------
TOTAL INCOME FROM INVESTMENT OPERATIONS         0.93              2.07
                                             -------           -------

LESS DISTRIBUTIONS:
From net investment income                    (0.83)            (1.22)
From net realized gains on investments        (0.06)                 -
                                             -------           -------
TOTAL DISTRIBUTIONS                           (0.89)            (1.22)
                                             -------           -------

NET ASSET VALUE, END OF PERIOD                $30.89            $30.85
                                             =======           =======

TOTAL RETURN<F2>                               3.07%             7.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)     $46,574           $39,096
Ratio of expenses to average
  net assets<F3><F4>                           0.50%             0.50%
Ratio of net investment income to
  average net assets<F3><F4>                   5.84%             6.02%
Portfolio turnover rate<F2>                      57%              202%


<F1> Commenced operations on November 25, 1996
<F2> Not annualized
<F3> Net of waivers and reimbursements by Adviser. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.78% and 1.27%, and the ratio of net investment income to average net assets would have been 5.56% and 5.25% for the six months ended April 30, 1998 and the period November 25, 1996 to October 31, 1997, respectively.
<F4> Annualized

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Total Return Bond Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Unaudited)

(1)ORGANIZATION
   Frontegra Funds, Inc. ("Frontegra") was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. Frontegra consists of three series: the Frontegra Total Return Bond Fund (the "Fund"), the Frontegra Opportunity Fund and the Frontegra Growth Fund. The Fund issued and sold 3,333 shares of common stock ("initial shares") of which 1,667 shares were sold to Frontegra Asset Management, Inc. (the "Adviser") and 1,666 shares were sold to Reams Asset Management Company, LLC (the "Sub-Adviser") at $30 per share on September 30, 1996. The Fund commenced operations on November 25, 1996. Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the Adviser or Sub-Adviser are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.


(2)SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   (a) Investment Valuation
       Debt securities (other than short-term instruments) are valued at bid prices furnished by a pricing service, unless actual sale prices are available. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Sub-Adviser pursuant to guidelines established by the Board of Directors.


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FRONTEGRA FUNDS

   (b) Federal Income Taxes
       No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

   (c) Distributions to Shareholders
       Dividends from net investment income are usually declared and paid quarterly. Distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at April 30, 1998, reclassifications were recorded to decrease undistributed net investment income by $1,365, increase accumulated net realized gains on investments by $3,297 and decrease paid in capital by $1,932.

   (d) Other
       Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3)INVESTMENT ADVISER
   The Fund has an agreement with the Adviser, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 0.40% of the Fund's average daily net assets. The Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.50% of the Fund's average daily net assets.

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FRONTEGRA FUNDS

Frontegra Total Return Bond Fund
NOTES TO FINANCIAL STATEMENTS (continued)
(Unaudited)


(4)CAPITAL SHARE TRANSACTIONS
   Transactions in shares of the Fund were as follows:

                                         SIX MONTHS           PERIOD ENDED
                                    ENDED APRIL 30, 1998  OCTOBER 31, 1997<F1>
                                    --------------------  --------------------
   Shares sold                             316,211             1,234,460
   Shares issued to holders in
      reinvestment of distributions         43,354                30,340
   Shares redeemed                       (118,824)                 (911)
                                         ---------             ---------
                                           240,741             1,263,889
                                         =========             =========

   <F1> Commenced operations on November 25, 1996

(5)INVESTMENT TRANSACTIONS
   The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Fund for the six months ended April 30, 1998, are summarized below:

   Purchases                           $11,292,863
   Sales                                $5,270,985

   Purchases and sales of U.S. government securities were $21,049,476 and $19,212,398, respectively.

   At April 30, 1998, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $45,447,900 were as follows:

   Appreciation                           $561,013
   Depreciation                          (116,433)
                                         ---------
   Net appreciation on investments       $ 444,580
                                         =========



                             FRONTEGRA FUNDS, INC.
                      c/o Sunstone Investor Services, LLC
                 P.O. Box 2142, Milwaukee, Wisconsin 53201-2142

                                                                     FR-410-698B